CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Statutory Reserves [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Subscription Receivable [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 0	$ 2,009,023	$ 8,501,266	$ 18,061,369	$ 0	$ 685,244	$ 29,256,902
Balance (in shares) at Dec. 31, 2008	52,177,323
Capital contributed	0	0	20,501,105	0	0	0	20,501,105
Subscription receivable	0	0	0	0	(10,982,735)	0	(10,982,735)
Net income	0	0	0	28,764,598	0	0	28,764,598
Transfer to statutory reserves	0	2,878,995	0	(2,878,995)	0	0	0
Foreign currency translation loss/gain	0	0	0	0	0	(2,988)	(2,988)
Balance at Dec. 31, 2009	0	4,888,018	29,002,371	43,946,972	(10,982,735)	682,256	67,536,882
Balance (in shares) at Dec. 31, 2009	52,177,323
October 27, 2010 (reverse merger) (in shares)	500,000
Contribution of dividends from Wonder Dredging's shareholders generated by Fujian Service through March 31, 2010. Applied first sas payment of subscription receivable, netted of the registered capital of Fujian Service of $29,002,371	0	0	22,085,016	0	0	0	22,085,016
Contribution of shareholders' loans and net assets into statutory reserves and equity upon acquisition of interest in Wonder Dredging	0	0	18,019,636	0	0	0	18,019,636
Capital contributed	0	0	878,876	0	0	0	878,876
Subscription receivable	0	0	0	0	10,982,735	0	10,982,735
Net income	0	0	0	48,234,280	0	0	48,234,280
Transfer to statutory reserves	0	5,407,261	0	(5,407,261)	0	0	0
Dividend - contributed back in a non-cash transaction (see above)	0	0	0	(51,087,387)	0	0	(51,087,387)
Deemed dividend on Class A Preferred Shares - beneficial conversion feature	0	0	9,199,385	0	0	0	9,199,385
Accretion of Class A Preferred Shares discount	0	0	0	(22,293,720)	0	0	(22,293,720)
Foreign currency translation loss/gain	0	0	0	0	0	4,220,654	4,220,654
Balance at Dec. 31, 2010	0	10,295,279	79,185,284	13,392,884	0	4,902,910	107,776,357
Balance (in shares) at Dec. 31, 2010	52,677,323
Net income	0	0	0	96,392,261	0	0	96,392,261
Transfer to statutory reserves	0	5,091,037	0	(5,091,037)	0	0	0
Accretion of Class A Preferred Shares discount	0	0	0	(6,135,012)	0	0	(6,135,012)
Foreign currency translation loss/gain	0	0	0	0	0	10,913,437	10,913,437
Balance at Dec. 31, 2011	$ 0	$ 15,386,316	$ 79,185,284	$ 98,559,096	$ 0	$ 15,816,347	$ 208,947,043
Balance (in shares) at Dec. 31, 2011	52,677,323